Segments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of the following segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies:

•
Retail Banking
offers a wide range of products and financial services to individuals and small businesses through a network of branches and ATMs, as well as through telephony, digital and intermediary channels. Retail Banking includes business banking customers, small businesses with an annual turnover up to £6.5m, and Santander Consumer Finance, predominantly a vehicle finance business.

•
Corporate
 & Commercial Banking
covers multi-sector businesses with an annual turnover typically between £6.5m and £500m. It offers a wide range of financial services and solutions provided by relationship teams and product specialists based across the UK and through digital and telephony channels.

•
Corporate
 & Investment Banking
services corporate clients with an annual turnover of £500m and above. CIB clients require specially tailored solutions and value-added
services due to their size, complexity and sophistication. We provide these clients with products to manage currency fluctuations, protect against interest rate risk, and arrange capital markets finance and specialist trade finance solutions, as well as providing support to the rest of Santander UK’s business segments.

•
Corporate Centre
mainly includes the treasury,
non-core
corporate and legacy portfolios. Corporate Centre is also responsible for managing capital and funding, balance sheet composition, structure, pension and strategic liquidity risk. To enable a more targeted and strategically aligned apportionment of capital and other resources, revenues and costs incurred in Corporate Centre are allocated to the three business segments. The non-core corporate and legacy portfolios are being run-down and/or managed for value.

The segmental data below is presented in a manner consistent with the internal reporting to the committee which is responsible for allocating resources and assessing performance of the segments and has been identified as the chief operating decision maker. The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
The segmental basis of presentation was changed, and the prior periods restated, to report our short term markets business in Corporate Centre rather than in Corporate & Investment Banking. This reflects the run down or transfer to Banco Santander London Branch of the prohibited part of the business in 2018, as part of the transition to our ring-fenced model, with the remaining permitted business forming part of our liquidity risk management function.
Results by segment

2019	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	2,876	359	63	(6)	3,292
Non-interest income/(expense)	698	78	112	(7)	881

Total operating income/(expense)	3,574	437	175	(13)	4,173

Operating expenses before credit impairment losses, provisions and charges	(1,994)	(264)	(171)	(70)	(2,499)

Credit impairment losses	(160)	(37)	(22)	(2)	(221)
Provisions for other liabilities and charges	(292)	(20)	(17)	(112)	(441)

Total operating credit impairment losses, provisions and charges (1)	(452)	(57)	(39)	(114)	(662)

Profit/(loss) before tax	1,128	116	(35)	(197)	1,012

Revenue from external customers	4,311	530	181	(849)	4,173
Inter-segment revenue	(737)	(93)	(6)	836	0

Total operating income/(expense)	3,574	437	175	(13)	4,173

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	702	27	29	0	758
- Insurance, protection and investments	76	0	0	1	77
- Credit cards	86	0	0	0	86
- Non-banking and other fees (3)	61	56	71	3	191

Total fee and commission income	925	83	100	4	1,112
Fee and commission expense	(373)	(23)	(17)	(13)	(426)

Net fee and commission income/(expense)	552	60	83	(9)	686

Customer loans	180,398	16,297	4,114	4,199	205,008
Total assets (4)	187,556	16,297	4,727	73,122	281,702

Customer deposits	145,050	18,234	6,101	2,331	171,716
Total liabilities	145,917	18,260	6,500	95,008	265,685

Average number of staff	20,832	1,796	901	41	23,570

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 on an IAS 39 basis.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.

2018	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & Investment Banking (5) £m	Corporate Centre (5) £m	Total £m
Net interest income	3,126	403	69	5	3,603
Non-interest income	638	82	183	28	931

Total operating income	3,764	485	252	33	4,534

Operating expenses before credit impairment losses, provisions and charges	(1,929)	(258)	(250)	(142)	(2,579)

Credit impairment (losses)/releases	(124)	(23)	(14)	8	(153)
Provisions for other liabilities and charges	(230)	(14)	(8)	(5)	(257)

Total operating credit impairment losses, provisions and (charges)/releases (1)	(354)	(37)	(22)	3	(410)

Profit/(loss) before tax	1,481	190	(20)	(106)	1,545

Revenue from external customers	4,421	638	297	(822)	4,534
Inter-segment revenue	(657)	(153)	(45)	855	—

Total operating income	3,764	485	252	33	4,534

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	697	27	29	—	753
- Insurance, protection and investments	105	—	—	—	105
- Credit cards	85	—	—	—	85
- Non-banking and other fees (3)	75	62	87	3	227

Total fee and commission income	962	89	116	3	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)

Net fee and commission income	580	64	102	3	749

Customer loans	172,747	17,702	4,613	4,524	199,586
Total assets (4)	179,572	17,702	8,607	77,491	283,372

Customer deposits	142,065	17,606	4,853	2,791	167,315
Total liabilities	142,839	17,634	8,885	98,105	267,463

Average number of staff	21,215	1,732	1,083	175	24,205

2017
Net interest income	3,270	391	67	75	3,803
Non-interest income	615	74	261	159	1,109

Total operating income	3,885	465	328	234	4,912

Operating expenses before credit impairment losses, provisions and charges	(1,856)	(223)	(292)	(128)	(2,499)

Credit impairment (losses)/ releases (1)	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)

Total operating credit impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)

Profit/(loss) before tax	1,651	174	(149)	141	1,817

Revenue from external customers	4,534	639	396	(657)	4,912
Inter-segment revenue	(649)	(174)	(68)	891	—

Total operating income	3,885	465	328	234	4,912

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	737	27	27	—	791
- Insurance, protection and investments	100	—	—	—	100
- Credit cards	92	—	—	—	92
- Non-banking and other fees (3)	45	63	123	8	239

Total fee and commission income	974	90	150	8	1,222
Fee and commission expense	(367)	(31)	(17)	—	(415)

Net fee and commission income	607	59	133	8	807

Customer loans	168,729	19,391	6,037	6,167	200,324
Total assets (4)	174,524	19,391	25,368	95,482	314,765

Customer deposits	143,834	17,760	4,546	9,781	175,921
Total liabilities	150,847	18,697	24,388	104,628	298,560

Average number of staff	17,194	1,240	1,006	119	19,559

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 on an IAS 39 basis.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.
(5)	The re-segmentation of our short term markets business has resulted in profit before tax of £77m being re-presented in Corporate Centre rather than Corporate & Investment Banking in 2018 (2017: £98m).